Stock-Based Compensation (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stock-Based Compensation [Abstract]
Shares available for issuance	250,000
Options issued	33,352	0
Options exercised		0
Option exercise price	$ 19.32
Options exercisable	0
Options weighted average remaining contractual term	7 years
Option vesting period	3 years
Compensation expense	$ 209,000
Compensation expense period for recognition	36 months